Income tax - Tax losses available for offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Tax rate	24.95%	27.27%	27.98%
Accumulated tax loss (gross)	$ (412,737)	$ (384,644)	$ (504,280)
Germany
Disclosure of geographical areas [line items]
Tax rate	30.20%
Accumulated tax loss (gross)	$ (52,191)	(43,942)	(36,125)
Corporate income tax rate	15.80%
Trade tax rate	14.40%
Germany | Trade Tax
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	$ (94,496)	(71,057)	(64,942)
Morocco
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	4 years
Tax rate	20.00%
Accumulated tax loss (gross)	$ (6,140)	(23,636)	(29,780)
Egypt
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	22.50%
Accumulated tax loss (gross)	$ (125,638)	(32,426)	(62,390)
Nigeria
Disclosure of geographical areas [line items]
Tax rate	30.00%
Accumulated tax loss (gross)	$ (39,818)	(17,837)	(137,013)
Kenya
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	30.00%
Accumulated tax loss (gross)	$ (96,042)	(105,886)	(74,817)
Ivory Coast
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	25.00%
Accumulated tax loss (gross)	$ (11)	(9,233)	(30,144)
Ghana
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax rate	25.00%
Accumulated tax loss (gross)	$ (2,899)	(4,255)	(6,316)
Other
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	$ (89,998)	$ (147,429)	$ (127,695)